Note 11 - Deposits - Scheduled Maturities of Certificates of Deposit (Details)	Dec. 31, 2018 USD ($)
2019	$ 241,365,987
2020	45,279,800
2021	37,132,339
2022	8,423,379
2023	8,788,583
Thereafter	40,782
$ 341,030,870